Cash and cash equivalents and short-term deposit	12 Months Ended
Dec. 31, 2022
Disclosure of Cash and Cash Equivalents and Short-Term Deposit [Abstract]
Cash and cash equivalents and short-term deposit
12.	Cash and cash equivalents and short-term deposit

Cash and cash equivalents represent cash on hand, cash held at bank, and term deposits placed with banks or other financial institutions, which have original maturities of three months or less.

Short-term deposit represents term deposit placed with bank with original maturity more than three months but less than one year. The Group had US$197 thousand of short-term deposit as of December 31, 2022, with an original maturity of 12 months denominated in HKD.

Cash on hand and cash held at bank balance and short-term deposit as of December 31, 2021 and 2022 primarily consist of the following currencies:

	December 31, 2021		December 31, 2022
(In thousands)	Original currency	US$ equivalent	Original currency	US$ Equivalent
US$	3,195	3,195	6,276	6,276
RMB	13,433	2,107	27,129	3,895
JPY	158,479	1,192	448,139	3,370
HKD	5,791	743	5,411	695
Others		827		882
Total		8,064		15,118